Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Total	Share capital	Additional paid-in capital	Treasury shares	Accumulated deficit
Beginning balance at Dec. 31, 2018		$ 1,839,012	$ 5,776	$ 2,648,599	$ (467,056)	$ (348,307)
Beginning balance (in shares) at Dec. 31, 2018			51,397,562
Adoption of accounting standards(3)	[1]	(2,250)				(2,250)
Net income / (loss)		(15,244)
Shares related to reverse stock split	[2]		(62)
Stock Issued During Period, Shares, Reverse Stock Splits, Value	[2]		$ (5,198)
Increase (Decrease) Reverse stock split	[2]	(2)		5,196
Issuance of restricted stock, net of forfeitures (in shares)			220,250
Issuance of restricted stock, net of forfeitures		0	$ 2	(2)
Number of other equity instruments forfeited in share-based payment arrangement			(2,530)
Issuance of restricted stock		13,860		13,860
Dividends paid	[3]	(10,279)		(10,279)
Purchase of treasury shares					0
Equity issuance costs		(1)		(1)
Ending balance at Jun. 30, 2019		1,825,098	$ 580	2,657,375	(467,056)	(365,801)
Ending balance (in shares) at Jun. 30, 2019			51,615,220
Share issue related cost		1		1
Dividends recognised as distributions to owners	[3]	10,279		10,279
Number of other equity instruments forfeited in share-based payment arrangement			(2,530)
Issuance of restricted stock		13,860		13,860
Number of shares issued			220,250
Issuance of restricted stock, net of forfeitures		0	$ 2	(2)
Beginning balance at Dec. 31, 2019		1,976,989	$ 646	2,842,446	(467,057)	(399,046)
Beginning balance (in shares) at Dec. 31, 2019			58,202,400
Net income / (loss)		190,568				190,568
Issuance of restricted stock, net of forfeitures (in shares)			469,280
Issuance of restricted stock, net of forfeitures		0	$ 5	(5)
Number of other equity instruments forfeited in share-based payment arrangement			0
Issuance of restricted stock		15,355		15,355
Dividends paid	[3]	(11,739)		(11,739)
Increase (Decrease) Through Net Proceeds From Follow On Offerings, Equity		$ (2,575)	$ 1	(2,574)
Increase Decrease Through Net Proceeds From Follow On Offerings Shares Equity		137,067	137,067
Entity's shares acquired (in shares)		0
Equity issuance costs		$ (8)		(8)
Ending balance at Jun. 30, 2020		2,173,740	$ 652	2,848,623	$ (467,057)	$ (208,478)
Ending balance (in shares) at Jun. 30, 2020			58,808,747
Share issue related cost		8		8
Dividends recognised as distributions to owners	[3]	11,739		11,739
Number of other equity instruments forfeited in share-based payment arrangement			0
Issuance of restricted stock		15,355		15,355
Number of shares issued			469,280
Issuance of restricted stock, net of forfeitures		$ 0	$ 5	(5)
Increase Decrease Through Net Proceeds From Follow On Offerings Shares Equity		137,067	137,067
Increase (Decrease) Through Net Proceeds From Follow On Offerings, Equity		$ (2,575)	$ 1	$ (2,574)

[1]	Reflects the impact of the adoption of IFRS 16 - Leases, which was effective for annual periods beginning on January 1, 2019. Refer to Note 1 for further discussion.
[2]	On January 18, 2019, the Company effected a one-for-ten reverse stock split. The Company's shareholders approved the reverse stock split and change in authorized common shares at the Company's special meeting of shareholders held on January 15, 2019. Pursuant to this reverse stock split, the total number of authorized common shares was reduced to 150.0 million shares.
[3]	The Company's policy is to distribute dividends from available retained earnings first and then from additional paid in capital.